Options and Warrants	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Options And Warrants [Abstract]
OPTIONS and WARRANTS
7.	OPTIONS and WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to management (75,000 warrants were issued to the Chief Financial Officer) and non-employees of the Company.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	141,828	$11.99	2.16 years	$-

Granted	1,517,200	7.23	4.70 years	-

Expired/Cancelled	-	-	-	-

Exercised	(428,496)	7.39	-	-

Outstanding, January 31, 2022	1,230,532	7.35	3.93 years	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-	-

Exercised	-	-	-	-

Outstanding - April 30, 2022	1,230,532	$7.35	3.75 years	$-

Exercisable - April 30, 2022	1,230,532	$7.35	3.75 years	$-

The following table summarizes additional information relating to the warrants outstanding as of April 30, 2022:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$6.25	131,100	0.75	$6.25	131,100	$6.25	$-
$14.00	46,828	1.24	$14.00	46,828	$14.00	$-
$7.50	927,604	4.68	$7.50	822,004	$7.50	$-
$4.90	125,000	2.73	$4.90	125,000	$4.90	$-

Options

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company.

On November 1, 2021, The Board of Directors adopted the 2021 Employee Stock Option Plan (the”Plan”). The Company has reserved 350,000 shares to issue and sell upon the exercise of stock options. The options vest immediately upon issuance and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISOs”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (“non-ISOs”) intended to qualify as Incentive Stock Options thereafter. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the Board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Committee filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended, 350,000 shares of common stock reserved for issuance under the Plan. As of April 30, 2022, 186,500 shares remain in the Plan.

		Exercise	Remaining	Intrinsic
	Shares	Price	Life	Value
Outstanding, January 31, 2021	-	$-	-

Granted	163,500	4.97	2.97 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2022	163,500	-	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding - April 30, 2022	163,500	$4.97	2.75 years	$-

Exercisable - April 30, 2022	163,500	$4.97	2.75 years	$-

The following table summarizes additional information relating to the options outstanding as of April 30, 2022:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life(Years)	Weighted Average Exercise Price for Shares Outstanding	Number Exercisable	Weighted Average Exercise Price for Shares Exercisable	Intrinsic Value

$5.34	40,000	2.75	$5.34	40,000	$5.34	$-
$4.85	123,500	2.75	$4.85	123,500	$4.85	$-

10.	OPTIONS and WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and the related price of the shares of the Company’s common stock issued to non-employees of the Company. During the year ended January 31, 2022, the Company issued 1,056,000 public warrants in connection with its public offering, 105,600 to the underwriters in connection with its public offering,158,400 warrants issued to the underwriters related to the over-allotment, 125,000 (of which 75,000 were issued to the Chief Financial Officer) warrants for services and 72,200 warrants to previous convertible noteholders as additional compensation due to the warrant round down provisions of their agreement. See Note 5 for further discussion.

a)	The public warrants in the amount of 1,056,000 and underwriter warrants in the amount of 158,400 were issued on October 5, 2021. The warrants vest immediately at an exercise price of $7.50 per share and expire five years from the date of issuance. As of January 31, 2022, 822,004 warrants remain outstanding.

b)	The warrants to the underwriters in the amount of 105,600 were issued on October 5, 2021. The warrants vest on April 1, 2022, at an exercise price of $7.50 per share and expire three years from the date of issuance.

c)	On October 21, 2021, the Company issued 125,000 warrants for services to the Company’s CFO and a service provider in connection with the Company’s IPO. The warrants are exercisable at $4.90 per share and expire in three years. As of January 31, 2022, all the warrants remain outstanding.

d)	On October 5, 2021, the Company issued 72,200 warrants to previous convertible debtholders. The warrants vest immediately at an exercise price of $6.25 per share and expire on October 30, 2022. As of January 31, 2022, 36,100 warrants remain outstanding.

The warrant exercise price to the previous convertible debt noteholders was adjusted to $6.25 for the round down provisions and the resulting $196,589 of deemed dividend was recorded during the year ended January 31, 2022. The fair value of the warrants issued for services amounted to $365,000 and was recorded during the same period. The Company used the Black- Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 136.19%; and risk-free rate of 0.10%.

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2020	70,000	$18.93	2.08 years

Granted	91,828	12.53	3.00 years	-

Expired/Cancelled	(20,000)	14.00	-

Exercised	-	-	-

Outstanding, January 31, 2021	141,828	11.99	2.16 years

Granted	1,517,200	7.23	4.70 years	-

Expired/Cancelled	-	-	-

Exercised	(428,496)	7.39	-

Outstanding- January 31, 2022	1,230,532	$7.35	3.93 years	$-

Exercisable - January 31, 2022	1,124,932	$7.34	3.86 years	$-

The following table summarizes additional information relating to the warrants outstanding as of January 31, 2022:

		Weighted	Weighted Average		Weighted Average
Range of		Average Remaining	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Contractual Life(Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value

$6.25	131,100	0.75	$6.25	131,100	$6.25	$-
$14.00	46,828	1.24	$14.00	46,828	$14.00	$-
$7.50	927,604	4.68	$7.50	822,004	$7.50	$-
$4.90	125,000	2.73	$4.90	125,000	$4.90	$-

Options

The following table summarizes the changes in options outstanding and the related price of the shares of the Company’s common stock issued to employees of the Company.

On November 1, 2021, The Board of Directors adopted the 2021 Employee Stock Option Plan (the “Plan”). The Company has reserved 350,000 shares to issue and sell upon the exercise of stock options. The options vest immediately upon issuance and expire in three years. Under the Plan, options may be granted which are intended to qualify as Incentive Stock Options (“ISOs”) under Section 422 of the Internal Revenue Code of 1986 (the “Code”) or which are not (” non-ISOs”) intended to qualify as Incentive Stock Options thereunder. The Plan also provides for restricted stock awards representing shares of common stock that are issued subject to such restrictions on transfer and other incidents of ownership and such forfeiture conditions as the board of Directors, or the committee administering the Plan composed of directors who qualify as “independent” under Nasdaq rules, may determine. On November 3, 2021, the Company filed a Registration Statement on Form S-8, to register under the Securities Act of 1933, as amended the 350,000 shares of common stock reserved for issuance under the Plan. As of January 31, 2022, 186,500 shares remain in the Plan.

On January 21, 2022, 163,500 options to purchase shares of the Company’s common stock were issued to executive officers and directors of the Company at prices of $4.85 and $5.34 per share. The options vest immediately and expire on January 21, 2025. The fair value of the options issued for services amounted to $532,832 and was recorded during the year ended January 31, 2022. The Company used the Black-Scholes valuation model to record the fair value. The valuation model used a dividend rate of 0%; expected term of 1.5 years; volatility rate of 162.69%; and risk-free rate of 1.01%.

	Shares	Exercise Price	Remaining Life	Intrinsic Value
Outstanding, January 31, 2020	-	$-	-

Granted	-	-	-	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding, January 31, 2021	-	-	-

Granted	163,500	4.97	2.97 years	-

Expired/Cancelled	-	-	-

Exercised	-	-	-

Outstanding- January 31, 2022	163,500	$4.97	2.97 years	$-

Exercisable - January 31, 2022	163,500	$4.97	2.97 years	$-

The following table summarizes additional information relating to the options outstanding as of January 31, 2022:

		Weighted	Weighted Average		Weighted Average
Range of		Average Remaining	Exercise Price for		Exercise Price for
Exercise Prices	Number Outstanding	Contractual Life(Years)	Shares Outstanding	Number Exercisable	Shares Exercisable	Intrinsic Value
$5.34	40,000	2.97	$5.34	40,000	$5.34	$-
$4.95	123,500	2.97	$4.95	123,500	$4.95	$-